UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2018

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

ASSET WEIGHTINGS
	% of Net Assets*	Fair Value
Common Stock	78.5%	$1,630,117,876
Corporate Obligations	10.2	211,122,259
Preferred Stock	0.7	13,778,930
Registered Investment Companies	0.6	12,375,574
Purchased Options	0.2	4,298,118
U.S. Treasury Obligations	4.7	96,779,749

Total Investments	94.9	1,968,472,506
Cash Equivalents	4.7	98,421,026
Cash Pledged as Collateral for Futures and Swap Contracts	0.7	14,142,704
Total Other Assets and Liabilities	(0.3)	(5,253,945)

Net Assets	100.0%	$2,075,782,291

*Percentages	are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $2,075,782,291)
COMMON STOCK — 78.5%

	Shares	Fair Value

BRAZIL — 1.5%
Ambev ADR	3,693,726	$24,452,466
Banco do Brasil *	686,400	7,194,738

		31,647,204

CANADA — 1.4%
Stars Group *	939,266	29,217,870

CHINA — 13.9%
BAIC Motor, Cl H (1)	18,005,500	17,533,480
Baidu ADR *	16,635	4,173,721
China Petroleum & Chemical, Cl H	24,900,000	24,220,591
China Shenhua Energy, Cl H	7,708,500	19,005,022
CSPC Pharmaceutical Group	9,668,000	24,778,212
Galaxy Entertainment Group *	4,217,000	36,974,287
Ping An Insurance Group of China, Cl H	2,539,500	24,937,220
Postal Savings Bank of China, Cl H (1)	32,852,000	22,534,974
Shimao Property Holdings	6,533,500	17,383,457
Sino Biopharmaceutical	6,751,000	14,350,666
Tencent Holdings	779,000	38,380,430
Weichai Power, Cl H	18,600,000	21,670,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

CHINA — (continued)
WH Group (1)	21,799,000	$22,730,672

		288,672,816

FINLAND — 1.3%
UPM-Kymmene	751,850	26,923,972

FRANCE — 1.0%
Engie	1,190,144	20,874,413

HONG KONG — 1.1%
Sun Hung Kai Properties	1,478,000	23,743,777

IRELAND — 1.2%
ICON *	218,317	25,680,629

ITALY — 1.2%
Ferrari	196,311	24,083,434

JAPAN — 4.3%
Hitachi	3,789,000	27,763,418
Kajima	2,442,000	23,560,840
Kansai Electric Power	1,049,700	14,685,902
Oji Holdings	3,325,000	23,424,133

		89,434,293

PERU — 1.0%
Credicorp	90,467	21,032,673

RUSSIA — 2.8%
Lukoil PJSC ADR	490,427	32,506,040
Sberbank of Russia PJSC ADR	1,742,732	25,670,738

		58,176,778

SPAIN — 1.0%
Repsol	1,114,723	21,257,484

SWITZERLAND — 1.0%
Partners Group Holding	26,980	19,743,478

THAILAND — 0.8%
PTT PLC NVDR	9,205,000	16,411,240

TURKEY — 1.0%
Turkiye Garanti Bankasi	9,115,442	20,625,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED KINGDOM — 4.6%
Persimmon	594,499	$22,209,240
Rio Tinto	723,533	39,222,827
Vodafone Group	11,699,884	34,017,031

		95,449,098

UNITED STATES — 39.4%
AbbVie	159,858	15,434,290
Alphabet, Cl C *	19,418	19,754,514
Amgen	219,463	38,291,904
Annaly Capital Management †	2,368,853	24,565,006
Baxter International	443,940	30,853,830
Blackstone Group	715,239	22,136,647
CME Group, Cl A	175,362	27,651,080
Cognizant Technology Solutions, Cl A	352,505	28,841,959
Eastman Chemical	298,890	30,510,691
Edwards Lifesciences *	168,956	21,518,236
Electronic Arts *	325,819	38,440,126
Emerson Electric	352,277	23,394,716
Gilead Sciences	402,200	29,050,906
Jones Lang LaSalle	94,157	15,960,553
KLA-Tencor	256,321	26,078,099
Las Vegas Sands	468,921	34,385,977
Lazard, Cl A (A)	398,094	21,664,275
Mastercard, Cl A	169,861	30,281,120
MGM Growth Properties, Cl A †	771,851	21,588,672
Microsoft	396,124	37,045,516
Morgan Stanley	669,839	34,577,089
Mosaic	574,000	15,469,300
MSCI, Cl A	178,003	26,670,189
New Residential Investment †	1,246,645	21,791,355
Newmont Mining	724,643	28,471,223
PayPal Holdings *	345,214	25,756,417
Red Hat *	218,980	35,706,879
Rockwell Automation	51,522	8,476,915
Valero Energy	191,027	21,190,625
Walmart	227,700	20,142,342
Waste Management	292,461	23,774,155
Xilinx	275,045	17,668,891

		817,143,497

TOTAL COMMON STOCK (Cost $1,522,176,192)		$1,630,117,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — 10.2%

	Face Amount(2)		Fair Value

BELGIUM — 0.6%
KBC Group MTN 2.375%, 11/25/24	EUR	5,100,000	$6,366,005
Solvay Finance 5.118%, 06/02/66	EUR	3,600,000	4,839,691

			11,205,696

CHINA — 0.2%
Wynn Macau 4.875%, 10/01/24 (1)		3,500,000	3,430,000

FRANCE — 0.2%
Electricite de France MTN 4.250%, 01/29/67	EUR	3,600,000	4,579,676

GERMANY — 1.3%
Bayer MTN 3.000%, 07/01/75	EUR	3,600,000	4,526,465
Deutsche Bank 6.000%, 04/30/66	EUR	3,600,000	4,352,301
Deutsche Lufthansa 5.125%, 08/12/75	EUR	5,103,000	6,723,396
HT1 Funding GmbH 1.842%, 06/29/66	EUR	3,600,000	4,258,511
Volkswagen International Finance 3.750%, 03/29/49	EUR	5,141,000	6,603,294

			26,463,967

ITALY — 0.5%
Assicurazioni Generali MTN 10.125%, 07/10/42	EUR	3,600,000	5,814,333
Enel 5.000%, 01/15/75	EUR	3,600,000	4,667,510

			10,481,843

LUXEMBOURG — 0.3%
SES 4.625%, 12/31/49	EUR	5,162,000	6,545,228

NETHERLANDS — 0.1%
Cooperatieve Rabobank UA 3.125%, 04/26/21		2,370,000	2,363,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(2)		Fair Value

SPAIN — 1.4%
Banco Bilbao Vizcaya Argentaria
7.000%, 12/31/49	EUR	1,800,000	$2,260,189
6.750%, 12/29/49	EUR	3,600,000	4,688,760
Banco Santander
6.250%, 03/12/49	EUR	6,300,000	7,883,654
6.250%, 09/11/49	EUR	3,600,000	4,809,260
Repsol International Finance BV 3.875%, 12/29/49	EUR	7,535,000	9,751,160

			29,393,023

UNITED STATES — 5.6%
Alliance Resource Operating Partners 7.500%, 05/01/25 (1)		1,800,000	1,896,750
Enterprise Products Operating 2.800%, 02/15/21		400,000	395,176
Ford Motor Credit 5.875%, 08/02/21		3,804,000	4,047,769
GameStop 6.750%, 03/15/21 (1)		7,049,000	7,137,112
HP 4.300%, 06/01/21		3,600,000	3,692,304
Juniper Networks 4.600%, 03/15/21		5,870,000	5,997,054
Lincoln National 4.000%, 09/01/23		200,000	202,657
Macy’s Retail Holdings 3.450%, 01/15/21		4,435,000	4,405,186
Mallinckrodt International Finance 5.750%, 08/01/22 (1)		5,200,000	4,329,000
MSCI 5.250%, 11/15/24 (1)		8,448,000	8,616,960
NetApp 3.375%, 06/15/21		391,000	388,812
PBF Holding 7.000%, 11/15/23		5,000,000	5,162,500
Pitney Bowes 3.625%, 10/01/21		8,500,000	8,143,000
RR Donnelley & Sons 7.875%, 03/15/21		4,600,000	4,807,000
Seagate HDD Cayman 4.250%, 03/01/22		7,694,000	7,642,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value

UNITED STATES — (continued)
Steel Dynamics 5.500%, 10/01/24	$4,000,000	$4,110,000
Tallgrass Energy Partners 5.500%, 09/15/24 (1)	5,660,000	5,744,900
Terex 5.625%, 02/01/25 (1)	4,000,000	3,980,000
VeriSign 4.625%, 05/01/23	7,578,000	7,596,945
Western Digital 4.750%, 02/15/26	7,574,000	7,460,390
Wynn Las Vegas 5.500%, 03/01/25 (1)	21,000,000	20,903,400

		116,659,645

TOTAL CORPORATE OBLIGATIONS (Cost $217,889,622)		$211,122,259

PREFERRED STOCK — 0.7%

	Shares	Fair Value
UNITED STATES — 0.7%
Annaly Capital Management, 6.950%	547,000	$13,778,930

TOTAL PREFERRED STOCK (Cost $13,972,644)		$13,778,930

REGISTERED INVESTMENT COMPANIES — 0.6%

	Shares	Fair Value
UNITED STATES — 0.6%
PIMCO Dynamic Credit and Mortgage Income Fund	272,883	$6,227,190
PIMCO Dynamic Income Fund	200,469	6,148,384

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $12,155,039)		$12,375,574

U.S. TREASURY OBLIGATIONS — 4.6%

	Face Amount	Fair Value
U.S. Treasury Bill 1.872%, 01/31/19 (B)	$74,902,000	$73,727,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Fair Value

U.S. Treasury Bond 3.000%, 02/15/48	$23,487,000	$23,052,124

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,666,301)		$96,779,749

TOTAL INVESTMENTS — 94.6% (Cost $1,862,859,798)		$1,964,174,388

PURCHASED OPTIONS (C) — 0.2%

	Contracts	Fair Value
TOTAL PURCHASED OPTIONS — 0.2% (Cost $4,192,249)	778	$4,298,118

PURCHASED OPTIONS — 0.2%
	Contracts	Notional	Strike Price	Expiration Date	Fair Value
Put Options
HONG KONG — 0.0%
June 18 Puts on HSCEI*	84	$6,598,821	$11,800.00	06/28/18	$130,144
June 18 Puts on HSCEI*	239	18,775,217	12,000.00	06/28/18	483,853
June 18 Puts on HSI*	31	6,084,243	29,800.00	06/28/18	106,328
June 18 Puts on HSI*	98	19,234,060	30,000.00	06/28/18	378,390

					1,098,715

UNITED STATES — 0.2%
June 18 Puts on NDX*	39	25,761,723	6,800.00	06/15/18	1,061,735
June 18 Puts on NDX*	36	23,780,052	6,700.00	06/15/18	781,032
June 18 Puts on RUY*	118	18,194,231	1,550.00	06/15/18	412,599
June 18 Puts on SPX*	61	16,153,105	2,700.00	06/15/18	479,310
June 18 Puts on SPX*	72	19,065,960	2,675.00	06/15/18	464,727

					3,199,403

TOTAL PURCHASED OPTIONS					$4,298,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

*	Non-income producing security.

†	Real Estate Investment Trust.

(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2018, the value of these securities amounted $118,837,248 and represented 5.7% of net assets.

(2)	In U.S. Dollars unless otherwise indicated.

(A)	Security is a Master Limited Partnership. At April 30, 2018, such securities amounted to $21,664,275 or 1.0% of net assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Refer to the table below for details on Options Contracts.

Open futures contracts held by the Fund at April 30, 2018 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Fair Value	Unrealized (Depreciation)
Gold 100 oz.	435	Jun-2018	$57,779,423	$ 57,385,200	$ (394,223)
U.S. 2-Year Treasury Note	249	Jul-2018	52,943,063	52,799,672	(143,391)

			$110,722,486	$ 110,184,872	$ (537,614)

Open OTC swap agreements held by the Fund at April 30, 2018 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan	Aeroflot Russian	Total Return	USD 1M LIBOR	At Maturity	03/16/20	$12,691,142	$(1,996,612)	$-	$(1,996,612)
Stanley	Airline		BBA + 250 BPS
Morgan	Delta	Total Return	USD 1M LIBOR	At Maturity	01/22/20	18,516,449	(3,697,717)	-	(3,697,717)
Stanley			BBA + 380 BPS
Morgan	MSCHIEU	USD 1D FUNDS	Total Return	At Maturity	06/04/18	(42,808,084)	(505,212)	-	(505,212)
Stanley	Basket Swap **	FED - 60 BPS
Morgan	MSCHIJP Basket	USD 1D FUNDS	Total Return	At Maturity	06/04/18	(40,600,961)	(740,740)	-	(740,740)
Stanley	Swap **	FED - 185 BPS
Morgan	MSCHIUS	USD 1D FUNDS	Total Return	At Maturity	06/04/18	(133,571,737)	1,266,550	-	1,266,550
Stanley	Basket Swap **	FED - 65 BPS

						$(185,773,191)	$(5,673,731)	$-	$(5,673,731)

** The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at April 30, 2018.

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
MSCHIEU Index
434	A.P. MLLER - MRSK B	$ (8,107,226)	$ (95,680)	$ (95,680)	18.94%
46,308	ACERINOX	(1,012,806)	(11,953)	(11,953)	2.37
19,032	ASSOCIATED BRITISH FOODS PLC	(966,539)	(11,407)	(11,407)	2.26

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation/ (Depreciation)	Fair Value	Percentage of Basket
MSCHIEU Index (continued)
179,008	BANCO BPM SPA	$(1,014,158)	$(11,969)	$(11,969)	2.37%
142,528	BANKIA SA	(976,265)	(11,522)	(11,522)	2.28
172,916	CAPITAL & COUNTIES PROPERTIE	(936,293)	(11,050)	(11,050)	2.19
7,053	DCC PLC	(927,240)	(10,943)	(10,943)	2.17
42,815	DEUTSCHE BANK AG	(913,971)	(10,786)	(10,786)	2.13
61,136	E.ON SE NA	(1,041,678)	(12,294)	(12,294)	2.43
38,306	GLANBIA	(1,007,233)	(11,887)	(11,887)	2.35
201,296	IWG PLC	(945,694)	(11,161)	(11,161)	2.21
14,940	JOHNSON MATTHEY PLC	(924,550)	(10,911)	(10,911)	2.16
133,480	MERLIN ENTERTAINMENT	(923,227)	(10,896)	(10,896)	2.16
20,880	METSO OYJ	(1,157,285)	(13,658)	(13,658)	2.70
28,297	OCI	(1,047,521)	(12,363)	(12,363)	2.45
52,541	ROLLS-ROYCE HOLDINGS PLC	(830,440)	(9,801)	(9,801)	1.94
60,651	RPC GROUP PLC	(905,324)	(10,684)	(10,684)	2.11
15,388	SHIRE PLC	(1,124,280)	(13,269)	(13,269)	2.63
40,785	SIEMENS GAMESA RENEWABLE ENERGY	(1,092,711)	(12,896)	(12,896)	2.55
32,231	SKANSKA B	(10,369,481)	(122,378)	(122,378)	24.22
63,313	STANDARD CHARTERED PLC	(917,711)	(10,830)	(10,830)	2.14
24,875	THYSSENKRUPP AG	(1,009,148)	(11,910)	(11,910)	2.36
99,948	TP ICAP PLC	(888,023)	(10,480)	(10,480)	2.07
37,111	TRAVIS PERKINS PLC	(884,505)	(10,439)	(10,439)	2.07
31,448	UNICREDITO SPA	(1,061,614)	(12,529)	(12,529)	2.48
24,398	WEIR GROUP PLC/THE	(978,963)	(11,553)	(11,553)	2.29
79,427	WOOD GROUP (JOHN) PLC	(844,198)	(9,963)	(9,963)	1.97

		$ (42,808,084)	$ (505,212)	$ (505,212)	100.00%

MSCHIJP Index
438,991	ACOM CO LTD	$ (2,171,600)	$ (39,620)	$ (39,620)	5.35%
92,108	ADVANTEST CORP	(2,406,800)	(43,911)	(43,911)	5.93
612,591	AIFUL CORP	(2,260,556)	(41,242)	(41,242)	5.57
27,787	AIN HOLDINGS INC	(277)	(5)	(5)	0.00
59,607	CALBEE INC	(2,193,657)	(40,022)	(40,022)	5.40
218,750	CHALLENGER LTD	(23,562)	(430)	(430)	0.06
9,940	COSMOS PHARMACEUTICAL CORP	(2,439,749)	(44,512)	(44,512)	6.01
63,106	DOMINO’S PIZZA ENTERPRISES L	(26,541)	(484)	(484)	0.07
39,418	EZAKI GLICO CO LTD	(2,323,414)	(42,389)	(42,389)	5.72
35,985	FURUKAWA ELECTRIC CO LTD	(359)	(7)	(7)	0.00
60,795	KAWASAKI HEAVY IND LTD	(2,225,245)	(40,598)	(40,598)	5.48
116,437	KEIKYU CORP	(2,330,676)	(42,522)	(42,522)	5.74
205,011	KOBE STEEL LTD	(2,314,547)	(42,227)	(42,227)	5.70
60,600	KOEI TECMO HOLDINGS CO LTD	(1,365,312)	(24,909)	(24,909)	3.36
120,206	MITSUBISHI ESTATE CO LTD	(2,400,712)	(43,800)	(43,800)	5.91
94,259	MITSUBISHI LOGISTICS CORP	(2,380,293)	(43,427)	(43,427)	5.86
12,600	MITSUBISHI PENCIL CO LTD	(273,823)	(4,996)	(4,996)	0.67
58,665	MONOTARO CO LTD	(585)	(11)	(11)	0.00
14,604	MURATA MANUFACTURING CO LTD	(2,017,291)	(36,804)	(36,804)	4.97
30,969	NIPPON SHINYAKU CO LTD	(2,520,354)	(45,982)	(45,982)	6.21
141,868	ORICA LTD	(28,128)	(513)	(513)	0.07
115,263	SEIBU HOLDINGS INC	(2,125,541)	(38,779)	(38,779)	5.24
856,763	SEMBCORP INDUST	(26,233)	(479)	(479)	0.06
2,220,335	SJM HOLDINGS	(175,383)	(3,200)	(3,200)	0.43
25,150	SOFTBANK GROUP CORP	(2,132,351)	(38,903)	(38,903)	5.25
211,791	TORAY INDUSTRIES INC	(2,158,745)	(39,385)	(39,385)	5.32
57,420	TSUMURA CO	(2,279,227)	(41,583)	(41,583)	5.62

		$ (40,600,961)	$ (740,740)	$ (740,740)	100.00%

MSCHIUS Index
17,665	ADVANCE AUTO PARTS INC	$ (1,587,408)	$ 15,052	$ 15,052	1.19%
181,658	ADVANCED MICRO DEVICES	(1,551,816)	14,714	14,714	1.16
21,173	ALBEMARLE	(1,611,877)	15,284	15,284	1.21
83,778	ARCONIC INC	(1,171,524)	11,108	11,108	0.88

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSCHIUS Index (continued)
65,484	AXALTA COAT SYS	$(1,588,732)	$15,064	$15,064	1.19%
67,612	BAKER HUGHES A GE CO LLC	(1,916,937)	18,177	18,177	1.44
50,595	BALL CORP	(1,592,577)	15,101	15,101	1.19
23,955	BIOMARIN PHARM	(1,570,699)	14,893	14,893	1.18
37,872	BLACK HILLS CORP	(1,685,428)	15,982	15,982	1.26
28,688	BRINK’S CO/ THE	(1,662,315)	15,762	15,762	1.24
101,684	BROOKFIELD PROPERTY PARTNERS UNT WI	(1,979,982)	18,775	18,775	1.48
166,108	CAESARS ENTERTAINMENT CORP	(1,480,278)	14,036	14,036	1.11
32,589	CARMAX GROUP	(1,599,214)	15,164	15,164	1.20
18,273	CASEYS GENERAL	(1,385,910)	13,141	13,141	1.04
120,275	CHICAGO BRIDGE & IRON	(1,425,966)	13,521	13,521	1.07
39,037	CLEAN HARBORS	(1,403,779)	13,311	13,311	1.05
35,943	COGNEX CORP	(1,305,218)	12,376	12,376	0.98
32,658	COMPASS MINERALS	(1,725,664)	16,363	16,363	1.29
36,964	DENTSPLY SIRONA INC	(1,460,982)	13,853	13,853	1.09
30,770	DEXCOM	(1,767,977)	16,764	16,764	1.32
21,443	ELLIE MAE INC	(1,630,916)	15,465	15,465	1.22
67,106	ENBRIDGE	(2,049,059)	19,430	19,430	1.53
28,246	ENERSYS INC	(1,520,498)	14,418	14,418	1.14
149,608	ENLINK MIDSTREAM PARTNERS LP	(1,715,001)	16,262	16,262	1.28
437,791	ENSCO PLC CL A	(1,942,102)	18,415	18,415	1.45
53,055	ENVISION HEALTHCARE CORP	(1,548,372)	14,682	14,682	1.16
4,860	EQUINIX INC	(1,605,678)	15,225	15,225	1.20
34,996	EVERSOURCE ENERGY	(1,655,512)	15,698	15,698	1.24
41,154	EXACT SCIENCES	(1,615,942)	15,323	15,323	1.21
118,371	FINISAR CORP	(1,448,002)	13,730	13,730	1.08
354,073	FRANKS INTERNATIONAL NV	(1,943,242)	18,426	18,426	1.45
43,041	FRSH DEL MONTE	(1,660,990)	15,750	15,750	1.24
16,254	GARTNER INC	(1,547,897)	14,677	14,677	1.16
105,390	GENESIS ENERGY	(1,733,564)	16,438	16,438	1.30
214,021	GULFPORT ENERGY	(1,562,773)	14,818	14,818	1.17
60,102	HAIN CELESTIAL	(1,374,623)	13,034	13,034	1.03
45,272	HEALTHCARE SVC	(1,373,128)	13,020	13,020	1.03
53,377	HOLOGIC INC	(1,625,676)	15,415	15,415	1.22
60,735	ILG INC	(1,627,532)	15,432	15,432	1.22
126,932	INTREXON CORPN	(1,811,843)	17,180	17,180	1.36
60,644	JELD-WEN HOLDING INC	(1,338,460)	12,692	12,692	1.00
46,794	KENNAMETAL INC	(1,339,197)	12,698	12,698	1.00
80,815	KEYERA CORP	(2,193,566)	20,800	20,800	1.64
44,621	LEGGET & PLATT	(1,420,649)	13,471	13,471	1.06
535,336	LENDINGCLUB CORP	(1,130,669)	10,721	10,721	0.85
34,283	LENNAR CORP	(1,423,669)	13,499	13,499	1.07
47,376	LUXOFT HOLDING	(1,500,924)	14,232	14,232	1.12
9,883	M MARIETTA	(1,511,427)	14,332	14,332	1.13
101,776	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(1,328,108)	12,593	12,593	0.99
23,233	MASIMO CORP	(1,636,816)	15,521	15,521	1.23
42,399	MERCURY GENERAL	(1,522,364)	14,435	14,435	1.14
287,086	NABORS INDS INC	(1,715,352)	16,265	16,265	1.28
59,693	NAVISTAR INTL	(1,631,489)	15,470	15,470	1.22
184,312	NGL ENERGY PARTNERS LP	(1,830,635)	17,358	17,358	1.37
68,999	NOBLE ENERGY INC	(1,832,735)	17,387	17,387	1.37
39,705	NUVASIVE	(1,658,822)	15,729	15,729	1.24
252,593	OASIS PETROLEUM INC	(2,187,527)	20,743	20,743	1.64
611,580	OPKO HLTH INC	(1,459,768)	13,842	13,842	1.09
75,589	PARSLEY ENERGY INC	(1,782,252)	16,900	16,900	1.34
107,238	PATERSON-UTI ENERGY INC	(1,803,536)	17,101	17,101	1.35
24,643	PRICESMART	(1,694,912)	16,071	16,071	1.27
28,326	PUMA BIOTECHNOLOGY IN	(1,417,824)	13,444	13,444	1.06
227,533	QEP RESOURCES	(2,175,948)	20,633	20,633	1.63
141,035	RANGE RESOURCES	(1,533,677)	14,543	14,543	1.15
52,599	RSP PERMIAN INC	(2,048,818)	19,427	19,427	1.54
36,788	SEATTLE GENETIC	(1,478,591)	14,020	14,020	1.11

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSCHIUS Index (continued)
126,138	SNAP INC - A	$(1,419,217)	$13,457	$13,457	1.06%
29,433	SOUTHWEST GAS HOLDINGS INC	(1,686,784)	15,994	15,994	1.26
29,102	SPIRE INC	(1,648,603)	15,632	15,632	1.24
45,030	SPIRIT AIRLINES INC	(1,262,897)	11,975	11,975	0.95
83,054	STERLING BANCORP/DE	(1,548,756)	14,685	14,685	1.16
33,778	TESARO	(1,350,174)	12,802	12,802	1.01
6,498	TESLA INC	(1,499,566)	14,219	14,219	1.12
63,888	THE MEDICINES COMPANY	(1,509,374)	14,312	14,312	1.13
39,674	ULTRAGENYX PHARMACEUTICAL INC	(1,583,683)	15,017	15,017	1.19
126,138	UNDER ARMOUR INC CL A	(1,758,918)	16,678	16,678	1.32
18,682	UNITED PARCEL SERVICE - CL B	(1,664,854)	15,786	15,786	1.25
54,620	UTD BANKSHARES	(1,455,964)	13,806	13,806	1.09
17,682	VULCAN MATRLS	(1,550,610)	14,703	14,703	1.16
24,907	WABTEC	(1,736,732)	16,468	16,468	1.30
813,797	WEATHERFORD INTERNATIONAL PLC	(1,884,928)	17,873	17,873	1.41
22,200	WEST CO INC WD	(1,537,544)	14,579	14,579	1.15
83,570	WORLD FUEL SVC	(1,408,765)	13,358	13,358	1.05

		$ (133,571,737)	$ 1,266,550	$ 1,266,550	100.00%

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

Cl — Class

EUR — Euro

HSCEI — Hang Seng China Enterprises Index

HSI — Hang Seng Index

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NDX — NASDAQ 100 Index

NVDR — Non-Voting Depositary Receipt

OTC — Over the Counter

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

RUY — Russell 1000 Index

SPX — S&P 500 Index

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2018:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$31,647,204	$—	$—	$31,647,204
Canada	29,217,870	—	—	29,217,870
China	4,173,721	284,499,095	—	288,672,816
Finland	—	26,923,972	—	26,923,972
France	—	20,874,413	—	20,874,413
Hong Kong	—	23,743,777	—	23,743,777
Ireland	25,680,629	—	—	25,680,629
Italy	24,083,434	—	—	24,083,434
Japan	—	89,434,293	—	89,434,293
Peru	21,032,673	—	—	21,032,673
Russia	—	58,176,778	—	58,176,778
Spain	—	21,257,484	—	21,257,484
Switzerland	—	19,743,478	—	19,743,478
Thailand	—	16,411,240	—	16,411,240
Turkey	—	20,625,220	—	20,625,220
United Kingdom	—	95,449,098	—	95,449,098
United States	817,143,497	—	—	817,143,497

Total Common Stock	952,979,028	677,138,848	—	1,630,117,876
Corporate Obligations	—	211,122,259	—	211,122,259
Preferred Stock
United States	13,778,930	—	—	13,778,930

Total Preferred Stock	13,778,930	—	—	13,778,930
Registered Investment Companies	12,375,574	—	—	12,375,574
U.S. Treasury Obligations	—	96,779,749	—	96,779,749

Total Investments in Securities	$979,133,532	$985,040,856	$—	$1,964,174,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$4,298,118	$—	$—	$4,298,118
Futures Contracts‡
Unrealized Depreciation	(537,614)	—	—	(537,614)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	1,266,550	—	1,266,550
Unrealized Depreciation	—	(6,940,281)	—	(6,940,281)
Total Other Financial Instruments	$3,760,504	$(5,673,731)	$—	$(1,913,227)

‡ Futures contracts and swap contracts are value at the unrealized appreciation (depreciation) on the instrument.

† For the period ended April 30, 2018, securities with a total value of $677,138,848 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. There were no other significant transfers between Level 1 and Level 2 assets and liabilities for the period ended April 30, 2018. For the period ended April 30, 2018, there were no Level 3 securities.

Amounts designed as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Fair Value
Common Stock	93.7%	$10,579,342

Total Investments	93.7	10,579,342
Cash Equivalents	6.5	737,581
Total Other Assets and Liabilities	(0.2)	(22,466)

Net Assets	100.0%	$11,294,457

*Percentagesare based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $11,294,457)
COMMON STOCK — 93.7%

	Shares	Fair Value
BRAZIL — 1.4%
Pagseguro Digital, Cl A *	4,900	$162,827

CANADA — 3.0%
Linamar	3,291	184,421
Stars Group *	4,943	153,763

		338,184

CHINA — 3.6%
3SBio (1)	77,500	167,071
Huabao International Holdings	217,000	138,955
Shimao Property Holdings	39,500	105,096

		411,122

DENMARK — 1.8%
GN Store Nord	5,798	203,874

FRANCE — 4.1%
Faurecia	2,469	201,525
Ubisoft Entertainment *	2,725	259,814

		461,339

IRELAND — 2.3%
ICON *	2,197	258,433

ITALY — 1.6%
Moncler	3,876	174,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
JAPAN — 15.4%
Brother Industries	5,000	$107,385
Daiichikosho	2,700	142,043
Haseko	13,100	206,399
Kanamoto	5,600	191,532
Kurita Water Industries	6,400	207,515
Leopalace21	15,400	133,863
Nexon *	8,200	119,624
Oji Holdings	23,000	162,031
Pola Orbis Holdings	3,300	144,333
Sankyu	3,700	180,013
TS Tech	3,500	142,438

		1,737,176

NETHERLANDS — 2.1%
Euronext (1)	3,375	241,924

NEW ZEALAND — 1.1%
Air New Zealand	55,729	128,254

PHILIPPINES — 1.6%
Bloomberry Resorts *	739,200	175,839

PORTUGAL — 2.0%
Navigator	38,066	221,963

THAILAND — 1.1%
Tisco Financial Group NVDR	44,100	123,730

TURKEY — 0.9%
Turkiye Vakiflar Bankasi TAO, Cl D	68,902	100,699

UNITED KINGDOM — 4.0%
Rightmove	3,147	197,536
Taylor Wimpey	60,869	160,684
Thomas Cook Group	54,926	93,195

		451,415

UNITED STATES — 47.7%
Alliance Resource Partners (2)	7,598	134,105
AllianceBernstein Holding (2)	8,212	223,366
Allison Transmission Holdings	2,267	88,390
Aspen Technology *	2,154	189,013
Bio-Techne	1,636	246,889

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Black Knight *	2,177	$105,911
Dolby Laboratories, Cl A	3,354	200,636
F5 Networks *	1,308	213,322
Fair Isaac *	875	151,533
Generac Holdings *	4,664	209,927
Graco	4,209	185,154
Graphic Packaging Holding	11,223	160,489
HollyFrontier	4,525	274,622
Jack Henry & Associates	1,109	132,503
Lazard, Cl A (2)	4,754	258,713
MGM Growth Properties, Cl A †	5,689	159,121
MSCI, Cl A	964	144,436
National Instruments	4,874	199,298
New Residential Investment †	10,180	177,946
Nordstrom	3,759	190,055
ON Semiconductor *	8,770	193,642
Rexnord *	8,355	229,846
Talend ADR *	3,925	191,540
Valero Energy Partners (2)	3,361	132,524
Varian Medical Systems *	1,974	228,175
Veeva Systems, Cl A *	1,650	115,714
Virtusa *	3,899	187,698
Voya Financial	4,246	222,278
Zions Bancorporation	4,397	240,736

		5,387,582

TOTAL COMMON STOCK (Cost $10,147,723)		10,579,342

TOTAL INVESTMENTS — 93.7% (Cost $10,147,723)		$10,579,342

*	Non-income producing security.

†	Real Estate Investment Trust.

(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2018, the value of these securities amounted $408,995 and represented 3.6% of net assets.

(2)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $748,708 or 6.6% of net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

Open OTC swap agreements held by the Fund at April 30, 2018 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Hyundia Marine & Fire Insurance	Total Return	USD 1M LIBOR BBA + 105 BPS	At Maturity	11/08/19	$79,122	$(6,729)	$-	$(6,729)
Morgan Stanley	Kakoa	Total Return	USD 1M LIBOR BBA + 105 BPS	At Maturity	04/06/20	109,236	(11,175)	-	(11,175)
Morgan Stanley	Lotte Himart	Total Return	USD 1M LIBOR BBA + 105 BPS	At Maturity	11/08/19	68,048	2,653	-	2,653

						$256,406	$(15,251)	$-	$(15,251)

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

Cl — Class

LIBOR — London Interbank Offered Rate

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter

USD — United States Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2018:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$162,827	$—	$—	$162,827
Canada	338,184	—	—	338,184
China	—	411,122	—	411,122
Denmark	—	203,874	—	203,874
France	—	461,339	—	461,339
Ireland	258,433	—	—	258,433
Italy	—	174,981	—	174,981
Japan	—	1,737,176	—	1,737,176
Netherlands	—	241,924	—	241,924
New Zealand	—	128,254	—	128,254
Philippines	—	175,839	—	175,839
Portugal	—	221,963	—	221,963
Thailand	—	123,730	—	123,730
Turkey	—	100,699	—	100,699
United Kingdom	160,684	290,731	—	451,415
United States	5,387,582	—	—	5,387,582
Total Common Stock	6,307,710	4,271,632	—	10,579,342
Total Investments in Securities	$6,307,710	$4,271,632	$—	$10,579,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	$—	$2,653	$—	$2,653
Unrealized Depreciation	—	(17,904)	—	(17,904)
Total Other Financial Instruments	$—	$(15,251)	$—	$(15,251)

‡ Swap contracts are value at the unrealized appreciation (depreciation) on the instrument.

† For the period ended April 30, 2018, securities with a total value of $4,271,632 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. There were no other significant transfers between Level 1 and Level 2 assets and liabilities for the period ended April 30, 2018. For the period ended April 30, 2018, there were no Level 3 securities.

Amounts designed as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Fair Value (Cost $1,862,859,798 and $10,147,723)	$1,964,174,388	$10,579,342
Foreign Currency, at Fair Value (Cost $706,189 and $–)	706,211	—
OTC Swap Contracts, at Fair Value (Cost $– and $–)	1,266,550	2,653
Options Purchased, at Fair Value (Cost $4,192,249 and $–)	4,298,118	—
Cash Equivalents	98,421,026	737,581
Receivable for Capital Shares Sold	9,954,509	9,980
Receivable for Investments Sold	7,536,245	158,072
Cash Pledged as Collateral for Futures Contracts	7,712,704	—
Cash Pledged as Collateral for Swap Contracts	6,430,000	—
Dividend and Interest Receivable	5,753,620	20,802
Reclaim Receivable	167,415	116
Unrealized Appreciation on Foreign Spot Currency Contracts	631	390
Deferred Offering Costs	—	22,730
Reimbursement from Advisor	—	3,962
Prepaid Trustees Fees	—	166
Prepaid Expenses	33,206	2,348

Total Assets	$2,106,454,623	$11,538,142

Liabilities:
Payable for Investment Securities Purchased	20,845,351	88,080
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	6,940,281	17,904
Payable Due to Adviser	1,654,787	—
Payable for Capital Shares Redeemed	832,421	—
Variation Margin Payable for Futures Contracts	163,127	—
Payable due to Administrator	114,855	515
Unrealized Depreciation on Foreign Spot Currency Contracts	12,567	69
Chief Compliance Officer Fees Payable	1,995	11
Payable Due to Trustees	375	—
Foreign Currency Payable to Custodian (Proceeds $– and $134,807)	—	131,668
Other Accrued Expenses	106,573	5,438

Total Liabilities	$30,672,332	$243,685

Net Assets	$2,075,782,291	$11,294,457

Amounts designed as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES (concluded)
Net Assets Consist of:
Paid-in Capital	$1,962,110,567	$10,930,958
Undistributed Net Investment Income	4,281,030	8,599
Accumulated Net Realized Gain/Loss on Investments, Purchased Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	14,218,010	(64,080)
Net Unrealized Appreciation on Investments and Purchased Options	101,420,459	431,619
Net Unrealized Depreciation on Futures Contracts	(537,614)	—
Net Unrealized Depreciation on Swap Contracts	(5,673,731)	(15,251)
Net Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(36,430)	2,612

Net Assets	$2,075,782,291	$11,294,457

Class I Shares:
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	167,171,104	1,043,976

Net Asset Value, Offering and Redemption Price Per Share	$12.42	$10.82

Amount designed as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2018 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF OPERATIONS
Investment Income:
Dividends	$15,694,328	$54,005
Interest	4,858,903	—
Less: Foreign Taxes Withheld	(600,023)	(4,361)

Total Investment Income	19,953,208	49,644

Expenses:
Investment Advisory Fees	8,243,415	28,335
Administration Fees	640,040	2,310
Trustees’ Fees	9,166	128
Chief Compliance Officer Fees	3,724	11
Transfer Agent Fees	334,047	12,324
Registration and Filing Fees	85,400	712
Professional Fees	66,450	16,076
Custodian Fees	57,147	3,690
Printing Fees	19,870	593
Pricing Fees	4,691	4,803
Offering Costs	—	26,927
Other Expenses	7,903	352

Total Expenses	9,471,853	96,261

Recovery of Investment Advisory Fees Previously Waived	333,416	—
Less:
Investment Advisory Fee Waiver	—	(28,335)
Reimbursement from Advisor	—	(30,145)

Net Expenses	9,805,269	37,781

Net Investment Income	10,147,939	11,863

Net Realized Gain/(Loss) on:
Investments	13,200,042	(37,518)
Purchased Options	2,308,071	—
Futures Contracts	(724,191)	—
Swap Contracts	(74,280)	3,214
Forward Contracts and Foreign Currency Transactions	(3,352,375)	(23,340)

Net Realized Gain/(Loss)	11,357,267	(57,644)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	9,470,546	300,487
Purchased Options	105,869	—
Futures Contracts	2,631,239	—
Swap Contracts	(10,548,528)	(15,251)
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	144,966	2,612

Net Change in Unrealized Appreciation	1,804,092	287,848

Net Realized and Unrealized Gain on Investments, Option Contracts, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	13,161,359	230,204

Net Increase in Net Assets Resulting from Operations	$23,309,298	$242,067

Amounts designed as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$10,147,939	$6,650,533
Net Realized Gain/(Loss) on Investments, Purchased Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	11,357,267	(103,206)
Net Change in Unrealized Appreciation on Investments, Purchased Options, Futures Contracts and Swap Contracts	1,659,126	88,837,402
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	144,966	(384,413)

Net Increase in Net Assets Resulting from Operations	23,309,298	95,000,316

Dividends and Distributions:
Class I Shares
Net Investment Income	(6,026,631)	(3,364,042)
Return of Capital	—	(17,469)

Total Dividends and Distributions	(6,026,631)	(3,381,511)

Capital Share Transactions:
Class I Shares
Issued	799,834,143	1,161,853,631
Reinvestment of Dividends	4,000,488	2,330,829
Redeemed	(110,964,959)	(51,276,283)

Net Increase in Net Assets from Capital Share Transactions	692,869,672	1,112,908,177

Total Increase in Net Assets	710,152,339	1,204,526,982

Net Assets:
Beginning of Period	1,365,629,952	161,102,970

End of Period (Including Undistributed Net Investment Income of $4,281,030 and $159,722)	$2,075,782,291	$1,365,629,952

Share Transactions:
Class I Shares
Issued	63,618,780	100,755,415
Reinvestment of Distributions	322,052	205,813
Redeemed	(8,829,798)	(4,386,313)

Net Increase in Shares Outstanding from Share Transactions	55,111,034	96,574,915

Amount designed as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017*
Operations:
Net Investment Income/Loss	$11,863	$(1,511)
Net Realized Loss on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(57,644)	(7,621)
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Contracts	285,236	131,132
Net Change in Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,612	—

Net Increase in Net Assets Resulting from Operations	242,067	122,000

Dividends and Distributions:
Class I Shares
Net Investment Income	(568)	—

Total Dividends and Distributions	(568)	—

Capital Share Transactions:
Class I Shares
Issued	6,686,839	4,410,377
Reinvestment of Dividends	568	—
Redeemed	(166,826)	—

Net Increase in Net Assets from Capital Share Transactions	6,520,581	4,410,377

Total Increase in Net Assets	6,762,080	4,532,377

Net Assets:
Beginning of Period	4,532,377	—

End of Period (Including Undistributed Net Investment Income (Loss) of $8,599 and $(2,696))	$11,294,457	$4,532,377

Share Transactions:
Class I Shares
Issued	620,611	439,422
Reinvestment of Distributions	54	—
Redeemed	(16,111)	—

Net Increase in Shares Outstanding from Share Transactions	604,554	439,422

* Commenced operations on October 2, 2017.

Amounts designed as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Class I Shares
	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016*
Net Asset Value, Beginning of Year/Period	$12.19	$10.40	$10.00

Income from Investment Operations:
Net Investment Income**	0.07	0.11	0.11
Net Realized and Unrealized Gain	0.20	1.76	0.34

Total from Investment Operations	0.27	1.87	0.45

Dividends and Distributions from:
Net Investment Income	(0.04)	(0.08)	(0.05)
Return of Capital	—	(0.00)^	—

Total Dividends and Distributions	(0.04)	(0.08)	(0.05)

Net Asset Value, End of Year/Period	$12.42	$12.19	$10.40

Total Return†††	2.23%	18.01%	4.47%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,075,782	$1,365,630	$161,103
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.13%††#	1.13%	1.15%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.09%††	1.15%	1.69%††
Ratio of Net Investment Income to Average Net Assets	1.17%††	0.95%	1.19%††
Portfolio Turnover Rate	51%†	161%	187%†

*	Commenced operations on November 30, 2015.
**	Per share calculations were performed using average shares for the period.
^	Includes a return of capital of less than $0.01 per share.
†	Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
†††	Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
#	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Class I Shares
	Period Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017*
Net Asset Value, Beginning of Period	$10.31		$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)**	0.02		(0.00	)^
Net Realized and Unrealized Gain	0.49		0.31

Total from Investment Operations	0.51		0.31

Dividends and Distributions from:
Net Investment Income	(0.00	)^	—

Total Dividends and Distributions	(0.00	)^	—

Net Asset Value, End of Period	$10.82		$10.31

Total Return†	4.96%		3.10%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,294		$4,532
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.20%††		1.20%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	3.06%††		9.86%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%††		(0.49)%††
Portfolio Turnover Rate	51%†		4%†

*	Commenced operations on October 2, 2017.
**	Per share calculations were performed using average shares for the period.
†	Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
†††	Return does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
^	Value is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the Chiron SMid Opportunities Fund is long-term capital appreciation through a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Chiron Capital Allocation Fund commenced operations on November 30, 2015. The Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

accretion of discount. Discounts and premiums on fixed income securities are accreted and amortized using the scientific interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of April 30, 2018, if applicable. The Funds did not hold any forward foreign currency exchange contracts as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

In the Chiron Capital Allocation Fund, for the period ended April 30, 2018, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$—
Average Monthly Notional Contracts Sold	$55,476,767

In the Chiron SMid Opportunities Fund, for the period ended April 30, 2018, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$—
Average Monthly Notional Contracts Sold	$407,155

Futures Contracts — The Funds may utilize futures contracts. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2018. The Chiron SMid Opportunities Fund did not hold any futures contracts as of and during the period ended April 30, 2018.

For the period ended April 30, 2018, the average market value amount of futures contracts held by the Chiron Capital Allocation Fund were as follows:

Average Monthly Market Value Balance Long	$27,165,215
Average Monthly Market Value Balance Short	$(36,532,102)

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2018, the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund have entered into total return swap contracts as shown on the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2018, the Funds swap agreements were with one counterparty.

For the period ended April 30, 2018, the average market value amount of swap contracts held by the Funds were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
Average Market Value Amount Total Return Swaps	$29,328,004	$ (55,761)
Average Market Value Amount Credit Default Swaps	$(401,041)	$ —

Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2018, the remaining amount still to be amortized for the Chiron SMid Opportunities Fund was $22,730.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. The Funds did not hold any credit default swaps as of April 30, 2018.

4. Derivative Transactions:

The following tables include the Chiron Capital Allocation Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2018, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Chiron Capital Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$-	*	Net Assets — Unrealized depreciation on futures contracts	$143,391	*
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	1,266,550	†	Net Assets — Unrealized depreciation on swap contracts	6,940,281	†
	Purchased options, at Value	4,298,118		Written options, at Value	-
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	-	*	Net Assets — Unrealized depreciation on futures contracts	394,223	*

Total		$5,564,668			$7,477,895

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

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The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2018, were as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Total
Interest rate contracts	$(1,495,572)	$-	$-	$-	$(1,495,572)
Equity contracts	731,179	-	(833,777)	2,308,071	2,205,473
Credit contracts	-	-	759,497	-	759,497
Commodity contracts	40,202	-	-	-	40,202
Foreign exchange contracts	-	(4,444,050)	-	-	(4,444,050)
Total	$(724,191)	$(4,444,050)	$(74,280)	$2,308,071	$(2,934,450)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Total
Interest rate contracts	$722,478	$-	$-	$-	$722,478
Equity contracts	1,987,189	-	(10,225,697)	105,869	(8,132,639)
Credit contracts	-	-	(322,831)	-	(322,831)
Commodity contracts	(78,428)	-	-	-	(78,428)
Foreign exchange contracts	-	155,888	-	-	155,888
Total	$2,631,239	$155,888	$(10,548,528)	$105,869	$(7,655,532)

5. Offsetting Assets and Liabilities:

The Chiron Capital Allocation Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the

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preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Chiron Capital Allocation Fund as of April 30, 2018:

Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount
	Swap Contracts	Swap Contracts
Morgan Stanley	$1,266,550	$(6,940,281)	$(5,673,731)	$5,673,731	$-

Total	$1,266,550	$(6,940,281)	$(5,673,731)	$5,673,731	$-

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2018, the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund paid $640,040 and $2,310, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate
Chiron Capital Allocation Fund	0.95%
Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2019 for the Chiron SMid Opportunities Fund. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2019 for the Chiron SMid Opportunities Fund.

Prior to March 1, 2018, the Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.13% for the

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Chiron Capital Allocation Fund. The Adviser was able to recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement was terminated on March 1, 2018 for the Chiron Capital Allocation Fund.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

As of April 30, 2018, fees for the Chiron Capital Allocation Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $23,124, expiring in 2020 and $77,863, expiring in 2021. For the six months ended April 30, 2018, the Adviser recaptured previously waived fees of $333,416. As of April 30, 2018, fees for the Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $85,340, expiring in 2021.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2018, were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
Purchases
U.S. Government	$22,815,419	$—
Other	1,456,664,075	9,320,749
Sales
U.S. Government	$69,504,269	$—
Other	679,555,973	3,166,620

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

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The tax character of dividends and distributions declared for the Chiron Capital Allocation Fund during the last two fiscal years ended were as follows:

	Ordinary Income	Return of Capital	Total

2017	$ 3,364,042	$ 17,469	$ 3,381,511
2016	409,751	—	409,751

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
Undistributed Ordinary Income	$–	$555
Capital Loss Carryforwards	(61,704)	(6,945)
Unrealized Appreciation	96,450,765	128,390
Other Temporary Differences	(4)	–

Total Distributable Earnings	$96,389,057	$122,000

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Chiron Capital Allocation Fund	$—	$61,704	$61,704
Chiron SMid Opportunities Fund	6,945	—	6,945

During the year ended October 31, 2017, the Chiron Capital Allocation Fund utilized $149,942 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Chiron Capital Allocation Fund	$1,970,500,112	$136,785,072	$(38,752,408)	$98,032,664
Chiron SMid Opportunities Fund	$10,150,465	$565,167	$(136,290)	$428,877

11. Concentration of Risks:

American Depositary Receipt Risk (Chiron Capital Allocation Fund) — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American

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depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk (Chiron Capital Allocation Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk (Chiron Capital Allocation Fund) — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Convertible and Preferred Securities Risk (Chiron Capital Allocation Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

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Credit-Linked Notes Risk (Chiron Capital Allocation Fund) — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Credit Risk (Chiron Capital Allocation Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipt Risk (Chiron SMid Opportunities Fund) — American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market in the United States or elsewhere. ADRs and GDRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Fund’s use of futures contracts, forward contracts, options, structured notes and swaps

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is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described below. The Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Distressed Securities Risk (Chiron Capital Allocation Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange Traded Funds Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — When the Fund invests in an Exchange Traded Fund (“ETF”), in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its net asset value (“NAV”), and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Extension Risk (Chiron Capital Allocation Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

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Fixed Income Risk (Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (Chiron Capital Allocation Fund) — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Growth Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Fund may pursue a “growth style” of investing, meaning that the Fund may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

High Yield Securities Risk (Chiron Capital Allocation Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Inflation Protected Securities Risk (Chiron Capital Allocation Fund) — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop

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in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Initial Public Offerings Risks (Chiron SMid Opportunities Fund) — The Fund may invest a portion of its assets in securities of companies offering shares in initial public offerings (“IPOs”). The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to portfolio turnover risk, which is discussed below. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Chiron Capital Allocation Fund) — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Leverage Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

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Mortgage-Backed Securities Risk (Chiron Capital Allocation Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

New Fund Risk (Chiron SMid Opportunities Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Chiron SMid Opportunities Fund) — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

Prepayment Risk (Chiron Capital Allocation Fund) — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Asset-Related Securities Risk (Chiron Capital Allocation Fund) — Real assets include properties, natural resources, commodities and infrastructure assets. Investments by the Fund in companies that operate in real asset sectors or companies that invest in real assets may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. The Fund may also invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

REITs Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Real Estate Industry Risk (Chiron Capital Allocation Fund) — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Exposure Risk (Chiron Capital Allocation Fund) — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed above.

Small and Medium Capitalization Company Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (Chiron Capital Allocation Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

12. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
Chiron Capital Allocation Fund	4	78%
Chiron SMid Opportunities Fund	3	75%

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Class I
Actual Fund Return	$1,000.00	$1,022.30	1.13%	$5.67
Hypothetical 5% Return	$1,000.00	$1,019.19	1.13%	$5.66
Chiron SMid Opportunities Fund
Class I
Actual Fund Return	$1,000.00	$1,049.60	1.20%	$6.10
Hypothetical 5% Return	$1,000.00	$1,018.84	1.20%	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

1350 Avenue of the Americas, Suite 700

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018